Income Taxes - Schedule of Unrecognized Tax Benefits (Details) - USD ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023
Income Tax Disclosure [Abstract]
Gross unrecognized tax benefits at the beginning of the year	$ 354	$ 354
Gross unrecognized tax benefits at the end of the year	$ 354	$ 354